Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 10:- ACCRUED EXPENSES AND OTHER LIABILITIES:

	December 31
	2020	2019

Professional services	118	149
Accrued expenses related to retirement cost of CO-CEO	-	72
Tax accruals	12	3
Agent Fees	202	93
Other	59	102

	$391	$419